Net Securities Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2011
Net Securities Gains (Losses) [Abstract]
Summary Of Net Securities Gains (Losses)

	2011	2010	2009

Net realized gains on securities	$644,777	$182,060	$10,440
Write-down of investments (a)	(3,586)	(2,474)	(31,420)
Net unrealized gains (losses) on trading securities	285	(92)	(126)
	$641,476	$179,494	$(21,106)

(a)	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.